Leases and right-of-use assets (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2020	Dec. 31, 2019
Cost
Beginning balance	$ 11,345	$ 34,507	$ 11,345
Initial adoption of IFRS 16	9,379		9,379
Additions		11,294	14,015
Disposals		(1,405)	(232)
Ending balance		44,396	34,507
Accumulated Depreciation
Beginning balance	0	(5,738)	0
Depreciation for the year		(7,126)	(5,889)
Disposals		287	151
Ending balance		(12,577)	(5,738)
Right-of-use assets, net carrying amount		31,819	28,769
Right-of-use Land and buildings
Cost
Beginning balance	0	8,107	0
Initial adoption of IFRS 16			7,555
Additions		6,922	552
Disposals		(474)	0
Ending balance		14,555	8,107
Accumulated Depreciation
Beginning balance	0	(1,184)	0
Depreciation for the year		(1,200)	(1,184)
Disposals		81	0
Ending balance		(2,303)	(1,184)
Right-of-use assets, net carrying amount		12,252	6,923
Right-of-use Plant and equipment
Cost
Beginning balance	11,345	26,400	11,345
Initial adoption of IFRS 16			1,824
Additions		4,372	13,463
Disposals		(931)	(232)
Ending balance		29,841	26,400
Accumulated Depreciation
Beginning balance	$ 0	(4,554)	0
Depreciation for the year		(5,926)	(4,705)
Disposals		206	151
Ending balance		(10,274)	(4,554)
Right-of-use assets, net carrying amount		$ 19,567	$ 21,846